Capital Reserve	12 Months Ended
Dec. 31, 2017
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Capital Reserve
21.	Capital Reserve

A.	Pursuant to the Company Law of the R.O.C., the capital reserve arising from paid-in capital in excess of par on the issuance of stocks, from donation shall be exclusively used to cover accumulated deficits or transferred to capital proportionally either in issuing common stock or in returning cash. Other capital reserves shall be exclusively used to cover accumulated deficits. The amount of capital reserve used to increase capital is limited to 10% of the common stock each year when the Company has no accumulated deficits. The capital reserve can only be used to cover accumulated deficits when the legal reserve is insufficient to cover the deficits.

B.	According to the Company Law of the R.O.C., capital reserve is allowed to be transferred to share capital in the following year after the registration of capitalization is approved by the government authority.

C.	Distribution from capital reserve of $3,116,361 (NT$ 1.0 dollar per share) had been resolved at the stockholders’ meeting on May 16, 2016 and resolved in the Board of Director’s meeting that July 1, 2016 as the ex-dividend date.